SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at January 1, 2018	6,549,043
Granted	1,134,100
Exercised	(2,416,115)
Expired	(5,000)
Forfeited	(406,825)
Outstanding at December 31, 2018	4,855,203	6,549,043
Exercisable at December 31, 2018	1,121,414
Vested and expected to vest at December 31, 2018	4,475,576
Weighted-average exercise price
Outstanding at January 1, 2018	$ 14.66
Granted	24.82
Exercised	14.51
Expired	13.83
Forfeited	16.32
Outstanding at December 31, 2018	16.96	$ 14.66
Exercisable at December 31, 2018	14.27
Vested and expected to vest at December 31, 2018	$ 16.67
Weighted- average remaining contractual term (in years)
Outstanding	3 years 3 months 19 days	3 years 29 days
Exercisable at December 31	2 years 2 months 30 days
Vested and expected to vest at December 31	3 years 2 months 27 days
Aggregate intrinsic value
Outstanding at January 1	$ 31,202
Outstanding at December 31, 2018	29,774	$ 31,202
Exercisable at December 31, 2018	9,250
Vested and expected to vest at December 31, 2018	$ 28,253